Document and Entity Information	12 Months Ended
Oct. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	TIAN RUIXIANG HOLDINGS LTD
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	TIRX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,000,000
Entity Central Index Key	0001782941
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false